Variable Interest Entities -- VIE Interest Expense & Deconsolidated VIEs (Details) (10-Q) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) request	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Loans	Dec. 31, 2014 USD ($) Loans	Dec. 31, 2013 USD ($) Loans
Variable Interest Entity [Line Items]
Interest expense	$ 215	$ 215	$ 171	$ 171	$ 158	$ 157	$ 180	$ 192	$ 205	$ 655	$ 500	$ 715	$ 734	$ 920
Reserve for sales recourse obligations												$ 23
Repurchase activity | Loans												13	9	20
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Interest expense	$ 81		$ 49							261	$ 136	$ 216	$ 214	$ 224
Residential Portfolio Segment [Member] | Collateralized Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Reserve for sales recourse obligations										$ 7		$ 7	$ 7
Repurchase activity										0		0